Fees Summary	Mar. 31, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 838,000
Previously Paid Amount	0.00
Total Fee Amount	128.30
Total Offset Amount	0.00
Net Fee	128.30
Narrative - Max Aggregate Offering Price	$ 838,000
Final Prospectus	true